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3352588.01                                                              Page 1
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                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24F-2

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:

          Robertson Stephens Investment Trust
          555 California Street
          San Francisco, CA 94104

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

          The Robertson Stephens Developing Countries Fund (Class A & Class C)

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3.   Investment Company Act File Number:
          811-5159

     Securities Act File Number:
          33-16439

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4(a).     Last day of fiscal year for which this Form is filed:

          10/30/98 (Date of liquidation of the series)

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4(b).     / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).     /x/  Check box if this is the last time the issuer will be filing this
               Form.
               (With respect to this series)

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3352588.01                                                              Page 2
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5.   Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the     $20,556,227.60
          fiscal year pursuant to section 24(f):

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                    $43,652,486.32


   (iii)  Aggregate price of securities redeemed or
          repurchased during any PRIOR fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees payable
          to the Commission:                                                 $0

     (iv) Total available redemption credits [add Items 5(ii)
          and  5(iii)]:                                         -$43,652,486.32

     (v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                              $0

    (vi)  Redemption credits available for use in future years
          -- if Item 5(i) is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                           ($23,096,258.72)






    (vii) Multiplier for determining registration fee (See
          instruction C.9):                                             .000278

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):                        =$0

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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                            +$0
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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                            =$0
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3352588.01                                                              Page 3
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
          N/A

          Method of Delivery:

                / /      Wire Transfer
                / /      Mail or other means
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3352588.01                                                              Page 4
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                                      SIGNATURES

A copy of the Agreement and Declaration of Trust of the issuer is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the issuer as Trustees and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders of the issuer individually but are binding only upon the assets and property of the issuer.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Andrew C. Morrison
                           --------------------------------
                           Andrew C. Morrison
                           Chief Financial Officer

Date:  December 22, 1998

          *Please print the name and title of the signing officer below the signature.